Note 14 - Convertible Promissory Notes (Detail) - Discount on Issuance Convertible Promissory Notes	Oct. 31, 2012 USD ($)	Sep. 30, 2012 USD ($)	Aug. 17, 2012 USD ($)	Aug. 10, 2012 CAD	Apr. 25, 2012 USD ($)	Mar. 31, 2012 USD ($)	Jun. 30, 2011 USD ($)	May 16, 2011 USD ($)	Apr. 19, 2011 USD ($)	Mar. 31, 2011 USD ($)	Mar. 17, 2011 USD ($)
Face value		$ 235,000	$ 136,000	40,000	$ 349,000	$ 100,090	$ 32,000	$ 32,000	$ 235,000	$ 37,000	$ 37,000
Effective interest (137%)	1,726	100				17,991
						$ 15,198